EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2017	2016	2015
Basic earnings per share:
Net income available to stockholders	101,209	146,406	200,832
Diluted earnings per share:
Net income available to stockholders	101,209	146,406	200,832
Interest and other expenses attributable to convertible bonds	4,511	15,310	22,449
Net income assuming dilution	105,720	161,716	223,281

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2017	2016	2015
Basic earnings per share:
Weighted average number of common shares outstanding	95,597	93,497	93,450
Diluted earnings per share:
Weighted average number of common shares outstanding*	95,597	93,497	93,450
Effect of dilutive share options	26	—	23
Effect of dilutive convertible bonds	7,277	14,543	25,535
Weighted average number of common shares outstanding assuming dilution	102,900	108,040	119,008

	Year ended December 31,
	2017	2016	2015
Basic earnings per share:	$1.06	$1.57	$2.15
Diluted earnings per share:	$1.03	$1.50	$1.88